Subsequent Events (Details) $ / shares in Units, $ in Millions										12 Months Ended
	May 18, 2022 $ / shares	Apr. 28, 2022 $ / shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Feb. 25, 2022 shares	Feb. 24, 2022 shares	Dec. 06, 2021 $ / shares shares	Jul. 07, 2021 $ / shares shares	Nov. 24, 2020 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Stock split ratio										0.1
Common stock, shares issued										6,399,460	3,589,409
Common stock, shares outstanding										6,399,460	3,589,409
Common stock, shares authorized										60,000,000	60,000,000
Issuance of common stock (in shares)							21,120,509	5,380,000	6,060,608
Shares issued, price per share | $ / shares							$ 0.65	$ 1.30	$ 1.65
Subsequent Event
Subsequent Event [Line Items]
Stock split ratio					0.1	0.1
Number of common shares outstanding automatically combines and converts					10	10
Shares issued upon conversion					1	1
Common stock, shares issued					6,399,460	63,994,606
Common stock, shares outstanding					6,399,460	6,399,460
Common stock, shares authorized					60,000,000	600,000,000
Issuance of common stock (in shares)						60
Consecutive business days preceding the date of the Notice	30 days	30 days
Share price (per share) | $ / shares	$ 1.00	$ 1.00
Subsequent Event | IPO
Subsequent Event [Line Items]
Issuance of common stock (in shares)				20,000,000
Shares issued, price per share | $ / shares				$ 0.50
Gross proceeds before deducting underwriting discounts and commissions and other estimated expenses | $				$ 10.0
Underwriting option period				45 days
Percentage of underwriters option to purchase additional common shares				15.00%
Subsequent Event | Placement agent [Member]
Subsequent Event [Line Items]
Issuance of common stock (in shares)			2,880,000
Shares issued, price per share | $ / shares			$ 0.50
Gross proceeds before deducting underwriting discounts and commissions and other estimated expenses | $			$ 11.4